Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	Gofba, Inc.
Entity Central Index Key	0001735092
Document Type	S-1
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	CA
Entity Tax Identification Number	94-3453342
Entity Address Address Line 1	3281 East Guasti Road
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Ontario
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91761
City Area Code	909
Amendment Description	This Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-225254) (the “Registration Statement”) of Gofba, Inc., a California corporation (“Gofba”), as amended and as originally declared effective by the Securities and Exchange Commission (the “SEC”) on November 12, 2019, is being filed to (i) include the information contained in Gofba’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, (ii) include the information contained in Gofba’s Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2022, that was filed with the SEC on August 15, 2022, (iii) update certain other information in the Registration Statement, and (iv) extend the termination date of the offering from March 31, 2022 to January 31, 2023.
Local Phone Number	212-7662